Revenue - Schedule of Disaggregated Revenues (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue from third parties:
Revenues	¥ 30,832,990	$ 4,409,059	¥ 32,800,660	¥ 50,815,416
Tuition fees [Member]
Revenue from third parties:
Revenues	13,863,581		15,416,740	30,626,298
Course design, development and training [Member]
Revenue from third parties:
Revenues	5,101,952		6,839,135	4,766,127
Accommodation [Member]
Revenue from third parties:
Revenues	3,580,137		4,032,860	5,963,281
Healthcare support services [Member]
Revenue from third parties:
Revenues	2,568,905		780,233
Uniforms, learning materials and other campus necessities [Member]
Revenue from third parties:
Revenues	2,070,624		2,164,187	2,937,007
Meals [Member]
Revenue from third parties:
Revenues	986,477			1,925,744
Comprehensive human resource services [Member]
Revenue from third parties:
Revenues	847,756		1,263,810	653,149
Rental revenue [Member]
Revenue from third parties:
Revenues	983,125		888,470	746,294
Others [Member]
Revenue from third parties:
Revenues	226,875		660,940	2,443,231
Subtotal [Member]
Revenue from third parties:
Revenues	30,229,432	4,322,751	32,046,375	50,061,131
Rental revenue [Member]
Revenue from third parties:
Revenues	377,143		754,285	754,285
Others [Member]
Revenue from third parties:
Revenues	226,415
Subtotal [Member]
Revenue from third parties:
Revenues	¥ 603,558	$ 86,308	¥ 754,285	¥ 754,285